LORD ABBETT SECURITIES TRUST

Lord Abbett Focused Large Cap Value Fund

Lord Abbett Fundamental Equity Fund

Supplement dated September 14, 2020 to the

Prospectus and Statement of Additional Information dated March 1, 2020, as supplemented

The following table replaces the table in the subsection under “Focused Large Cap Value Fund - Management – Portfolio Managers” on page 36 of the prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Eli Rabinowich, Portfolio Manager	2019
Jeff D. Diamond, Portfolio Manager	2019
John C. Hardy, Portfolio Manager	2020

The following table replaces the table in the subsection under “Fundamental Equity Fund - Management – Portfolio Managers” on page 55 of the prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Eli Rabinowich, Portfolio Manager	2018
Jeff D. Diamond, Portfolio Manager	2018
John C. Hardy, Portfolio Manager	2020

The following paragraph replaces the seventh paragraph under “Management and Organization of the Funds – Portfolio Managers” on page 216 of the prospectus:

Focused Large Cap Value Fund. Eli Rabinowich, Portfolio Manager, heads the Fund’s team. Mr. Rabinowich joined Lord Abbett in 2018. Mr. Rabinowich was formerly a Portfolio Manager, Partner, and Analyst at Pzena Investment Management from 2004 to 2018. Assisting Mr. Rabinowich are Jeff D. Diamond, Portfolio Manager, and John C. Hardy, Portfolio Manager. Messrs. Diamond and Hardy joined Lord Abbett in 2007 and 2011, respectively. Messrs. Rabinowich, Diamond, and Hardy are jointly and primarily responsible for the day-to-day management of the Fund.

The following paragraph replaces the ninth paragraph under “Management and Organization of the Funds – Portfolio Managers” on page 216 of the prospectus:

Fundamental Equity Fund. Eli Rabinowich, Portfolio Manager, heads the Fund’s team. Mr. Rabinowich joined Lord Abbett in 2018. Mr. Rabinowich was formerly a Portfolio Manager, Partner, and Analyst at Pzena Investment Management from 2004 to 2018. Assisting Mr.

Rabinowich are Jeff D. Diamond, Portfolio Manager, and John C. Hardy, Portfolio Manager. Messrs. Diamond and Hardy joined Lord Abbett in 2007 and 2011, respectively. Messrs. Rabinowich, Diamond, and Hardy are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Other Accounts Managed” beginning on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Focused Large Cap Value Fund[1]
Eli Rabinowich	8	3,311.3	1	73.2	1,809	1,789.7[2]
Jeff D. Diamond	5	2,255.4	0	0	1,799	988.9[2]

1 John C. Hardy was newly added to the Fund effective September 14, 2020 and his other accounts managed will be reported in a future filing.

2 Includes $563.6 million for which Lord Abbett provides investment models to managed account sponsors.

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Fundamental Equity Fund[1]
Eli Rabinowich	8	3,153.9	1	73.2	1,809	1,789.7[2]
Jeff D. Diamond	5	2,098.0	0	0	1,799	988.9[2]

1 John C. Hardy was newly added to the Fund effective September 14, 2020 and his other accounts managed will be reported in a future filing.

2 Includes $563.6 million for which Lord Abbett provides investment models to managed account sponsors.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Holdings of Portfolio Managers” beginning on page 7-3 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Focused Large Cap Value Fund
Eli Rabinowich	$100,001-$500,000
Jeff D. Diamond	$10,001-$50,000
John C. Hardy[1]	N/A

1 Mr. Hardy was newly added to the Fund effective September 14, 2020 and his aggregate dollar range of securities will be reported in a future filing.

Ownership of Securities	Aggregate Dollar Range of Securities
Fundamental Equity Fund
Eli Rabinowich	$100,001-$500,000
Jeff D. Diamond	$100,001-$500,000
John C. Hardy[1]	N/A

1 Mr. Hardy was newly added to the Fund effective September 14, 2020 and his aggregate dollar range of securities will be reported in a future filing.

Please retain this document for your future reference.

2